Pension and Other Postretirement Employee Benefits Plans (Recognized Net Periodic Pension And Benefit Costs) (Details) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended			6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Jun. 30, 2014	Jul. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%			4.20%	4.98%	5.00%
Net costs		$ 27	$ 32				$ 78	$ 98	$ 132		$ 206		$ 169
Less amounts deferred principally as property or a regulatory asset		(18)	(23)				(51)	(71)
Net amounts recognized as expense		9	9				27	27
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate									4.10%	[1]	5.00%	[1]	5.50%	[1]
Expected return on plan assets									6.14%		7.40%		7.70%
Rate of compensation increase									3.94%		3.81%		3.74%
Service cost		6	6				18	18	26		23		20
Interest cost		33	31				99	92	122		106		110
Expected return on assets		(34)	(31)				(102)	(91)	(123)		(109)		(99)
Amortization of prior service costs													1
Amortization of net loss		9	17				29	52	69		78		63
Settlement charges									1		81
Net costs		14	23				44	71	95		179		95
Less amounts deferred principally as property or a regulatory asset									(209)		(54)		42
Net amounts recognized as expense									(114)		125		137
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate									4.10%	[1]	4.95%	[1]	5.55%	[1]
Expected return on plan assets									6.70%		6.80%		7.10%
Service cost		2	1				5	4	6		5		7
Interest cost		11	9				33	28	36		39		54
Expected return on assets		(3)	(3)				(9)	(9)	(11)		(12)		(14)
Amortization of net transition obligation											1		1
Amortization of prior service costs		(5)	(5)				(15)	(15)	(20)		(20)		(1)
Amortization of net loss		8	7				20	19	26		14		27
Net costs		13	9				34	27	37		27		74
Less amounts deferred principally as property or a regulatory asset									(6)		88		(245)
Net amounts recognized as expense									$ 31		$ 115		$ (171)

[1]	As a result of the 2012 amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.